ADVANCED SERIES TRUST
AST BlackRock Value Portfolio

Supplement dated June 20, 2012 to the
Prospectus and Statement of Additional Information dated April 30, 2012

Effective immediately, Robert C. Doll, Jr. will no longer serve as the lead portfolio manager for the large cap value sleeve of the AST BlackRock Value Portfolio (the “Portfolio”). To reflect this change, all references to Mr. Doll in the Portfolio’s Prospectus and Statement of Additional Information (“SAI”) are hereby deleted. Chris Leavy and Peter Stournaras have assumed Mr. Doll’s responsibilities, and now serve as co-managers of the portfolio. To reflect the addition of Mr. Leavy and Mr. Stournaras, the following changes are hereby made to the Prospectus and SAI.

I.      In the Prospectus, the table under the heading Summary: AST BlackRock Value Portfolio/Management of the Portfolio is hereby supplemented with the following information:

Investment Managers	Subadviser	Portfolio Manager	Title	Service Date
Prudential Investments LLC	BlackRock Investment Management LLC	Chris Leavy	Co-Portfolio Manager	2012
AST Investment Services, Inc.

II.     In the Prospectus, under the heading How the Fund is Managed/Portfolio Managers/AST BlackRock Value Portfolio, the following paragraphs are added:

     Chris Leavy—Managing Director of BlackRock, Inc. and Chief Investment Officer of Fundamental Equity (Americas) since 2010; Chief Investment Officer, Equities, at Oppenheimer Funds from 2009-2010; Head of Equities at Oppenheimer Funds from 2007-2009; Head of Value Equity Group at Oppenheimer Funds from 2000-2008; and portfolio manager at Oppenheimer Funds from 2000-2006.

Peter Stournaras—Managing Director of BlackRock, Inc. since 2010 Director at Northern Trust Company from 2006- 2010; Portfolio Manager at Smith Barney/Legg Mason from 2005- 2006; Director at Citigroup Asset Management from 1998-2005.

III.     In the SAI, the table under the heading Part I /Portfolio Managers: Other Account/AST BlackRock Value Portfolio is hereby supplemented with the following information:

AST BlackRock Value Portfolio*
Subadviser	Portfolio Managers	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
BlackRock Investment Management, LLC	Chris Leavy	28/$12.53 billion	11/$2.81 billion 1/$116.1 million	10/$1.54 billion	None

*Information is provided as of June 18, 2012.

ASTSUP2